Annual Total Returns [BarChart] - Capital Growth Fund - Fund Shares	Dec. 01, 2020
Bar Chart Table:
2010	12.13%
2011	(7.91%)
2012	14.23%
2013	29.09%
2014	10.42%
2015	3.04%
2016	7.70%
2017	23.86%
2018	(11.46%)
2019	20.13%